Share capital (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of share capital

	January 31, 2018	January 31, 2017
	£000	£000
Allotted, called up and fully paid
73,563,624 (2017: 61,841,566) Ordinary shares of 1p each	736	618
	736	618

Changes to the number of Ordinary Shares in issue have been as follows:

	Number of Shares	Total Nominal Value £000	Total Share Premium £000	Total Consideration £000
At February 1, 2016	61,290,740	613	46,035	46,648
New share capital issued from exercise of warrants	177,045	2	105	107
Share options exercised	373,781	3	280	283
At January 31, 2017	61,841,566	618	46,420	47,038

At February 1, 2017	61,841,566	618	46,420	47,038
New share capital issued (net of transaction costs)	8,389,250	84	13,419	13,503
Issue of Ordinary Shares as consideration for a business combination (1)	2,934,272	30	—	30
New share capital issued from exercise of warrants	50,000	1	9	10
Share options exercised	348,536	3	389	392
At January 31, 2018	73,563,624	736	60,237	60,973

(1)
The difference between the nominal value of the share capital acquired in Discuva Limited and fair value of shares issued in the business combination using the acquisition method of accounting was recognized as part of the Group's merger reserve arising as a result of certain requirements in the United Kingdom.

Reconciliation of share capital and share premiums
Changes to the number of Ordinary Shares in issue have been as follows:

	Number of Shares	Total Nominal Value £000	Total Share Premium £000	Total Consideration £000
At February 1, 2016	61,290,740	613	46,035	46,648
New share capital issued from exercise of warrants	177,045	2	105	107
Share options exercised	373,781	3	280	283
At January 31, 2017	61,841,566	618	46,420	47,038

At February 1, 2017	61,841,566	618	46,420	47,038
New share capital issued (net of transaction costs)	8,389,250	84	13,419	13,503
Issue of Ordinary Shares as consideration for a business combination (1)	2,934,272	30	—	30
New share capital issued from exercise of warrants	50,000	1	9	10
Share options exercised	348,536	3	389	392
At January 31, 2018	73,563,624	736	60,237	60,973

(1)
The difference between the nominal value of the share capital acquired in Discuva Limited and fair value of shares issued in the business combination using the acquisition method of accounting was recognized as part of the Group's merger reserve arising as a result of certain requirements in the United Kingdom.

Detailed disclosure about share capital, options exercised
During the year to January 31, 2018, the following exercises of share options took place:

Date	Number of options exercised
April 10, 2017	16,667
June 27, 2017	19,425
September 28, 2017	32,500
September 29, 2017	94,425
October 2, 2017	97,199
October 4, 2017	88,320
348,536